Net borrowings - Reconciliation of movement in net borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of the year	$ 19,582	$ 17,107
Net decrease in cash and cash equivalents before exchange	596	831	[1]	$ 952	[1]
Net increase in bonds and other borrowings(1)	453	958
Increase in net borrowings from cash flows	1,049	1,789
Exchange differences on net borrowings	199	646
Other non-cash items	187	40
Net borrowings at end of the year	21,017	19,582		17,107
Cash outflow for derivatives designated in forward point hedges	(1)	(2)
Non-cash items of fair value changes of CCS and IRS	111	(42)
Non-cash items of lease liabilities	(152)	(99)
Non-cash items of fair value change of borrowings	(116)	101
Cash and cash equivalents	(1,130)	$ (1,813)	[1],[2]	$ (2,765)	[1],[2]
Disposal groups classified as held for sale
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ (30)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.